                                                                                                            December 1, 2015

Securities and Exchange Commission

Office of Filings and Information Services

100 F. Street, NE

Washington, D.C.  20549

Re:       DREYFUS STRATEGIC MUNICIPALS, INC.

            File No.: 811-05245; 33-15939

To whom it may concern:

            Transmitted for filing is Form N-CSR for the above-referenced Registrant for the Annual period ended September 30, 2015.

            Please direct any questions or comments to the attention of the undersigned at (212) 922-6835.

                                                                                                Very truly yours,

                                                                                                /s/ Jesse Axman

                                                                                                Jesse Axman

                                                                                                Paralegal